Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	48-1024367
EBP, Plan Number	001
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,691,971
Participant Loans	589,983
Total	6,281,954
Investment, Identifier [Axis]: Allspring, Special Mid Cap Value Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 17,379
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 524,217
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 171,550
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 18,131
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 75,040
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,173
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,242
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GQG Partners, Emerging Markets Equity Fund R6 Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,823
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	GQG Partners [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Galliard, Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 450,900
EBP, Investment, Current Value, Type [Extensible Enumeration]	Stable Return Fund E [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan US Government Funds, Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,818
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan US Government Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, Core Plus Bond Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 202,777
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2025 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 95,956
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2030 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 73,438
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2035 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 419,151
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2040 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 626,464
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2045 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 782,892
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2050 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 637,051
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2055 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 353,495
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, JPMorgan SmartRetirement 2060 R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 190,057
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, Large Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 74,312
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan, SmartRetirement Income R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 116,581
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: John Hancock Funds, Disciplined Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 348,228
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PRIMECAP Odyssey, Aggressive Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 198,079
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	RIMECAP Odyssey [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam, Small Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 138,007
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Upbound Group, Inc., Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 158,210
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Upbound Group, Inc. [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loans interest rate	3.25%
Employee benefit plan, asset held for investment, participant loan, maturity date	Jan. 01, 2026
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loans interest rate	8.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Dec. 31, 2030